Segment information - Consolidated depreciation and impairment of property and equipment and operating lease cost relating to land use rights by segments and others (Details)
¥ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 27,799	$ 4,047	¥ 27,808	¥ 26,389
Total segments | China commerce
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	10,880		13,043	9,790
Total segments | International commerce
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	1,757		1,473	1,180
Total segments | Local consumer services
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	1,314		1,237	1,161
Total segments | Cainiao
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	1,147		992	872
Total segments | Cloud
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	9,093		7,613	11,161
Total segments | Digital media and entertainment
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	912		956	1,109
Total segments | Innovation initiatives and others and unallocated
Consolidated depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	¥ 2,696		¥ 2,494	¥ 1,116